Pension and Other Postretirement Benefits (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Pension and Other Postretirement Benefits [Abstract]
Pension and Other Postretirement Benefits
Note 7. Pension and Other Postretirement Benefits

The following table summarizes the components of net periodic benefit cost for the Company’s defined benefit pension plans and other postretirement benefit plans recognized for the three and nine month periods ended September 30, 2017 and 2016:

	Pension Benefits				Other Postretirement Benefits
	U.S. Plans		Non-U.S. Plans
	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017
Service cost	$—	$—	$0.5	$1.4	$—	$—
Interest cost	0.6	1.7	2.0	5.8	—	0.1
Expected return on plan assets	(1.1)	(3.3)	(2.7)	(7.7)	—	—
Recognition of:
Unrecognized prior service cost	—	—	—	—	—	—
Unrecognized net actuarial loss	—	—	1.3	3.7	—	—
	$(0.5)	$(1.6)	$1.1	$3.2	$—	$0.1
	Pension Benefits				Other Postretirement Benefits
	U.S. Plans		Non-U.S. Plans
	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016
Service cost	$—	$—	$0.4	$1.3	$—	$—
Interest cost	0.6	2.0	2.3	7.3	—	0.1
Expected return on plan assets	(1.1)	(3.4)	(2.8)	(9.0)	—	—
Recognition of:
Unrecognized prior service cost	—	—	—	—	—	—
Unrecognized net actuarial loss	—	—	0.7	2.3	—	—
	$(0.5)	$(1.4)	$0.6	$1.9	$—	$0.1

Note 11: Benefit Plans

Pension and Postretirement Benefit Plans

The Company sponsors a number of pension and postretirement plans worldwide. Pension plan benefits are provided to employees under defined benefit pay-related and service-related plans, which are non-contributory in nature. The Company’s funding policy for the U.S. defined benefit pension plans is to contribute at least the minimum required contribution required by Employee Retirement Income Security Act (“ERISA”), as amended by the Pension Protection Act of 2006 (as amended by MAP-21, HAFTA, and BBA 15). The Company intends to make additional contributions, as necessary, to prevent benefit restrictions in the plans. The Company’s annual contributions to the non-U.S. pension plans are consistent with the requirements of applicable local laws.

The Company also provides postretirement healthcare and life insurance benefits in the United States and South Africa to a limited group of current and retired employees. All of the Company’s postretirement benefit plans are unfunded.

The following table provides a reconciliation of the changes in the benefit obligations (the projected benefit obligation in the case of the pension plans and the accumulated postretirement benefit obligation in the case of the other postretirement plans) and in the fair value of the plan assets for the periods described below. The Company uses a December 31 measurement date for its pension and other postretirement benefit plans.
	Pension Benefits
	U.S. Plans		Non-U.S. Plans		Other Postretirement Benefits
	2016	2015	2016	2015	2016	2015
Reconciliation of Benefit Obligations:
Beginning balance	$67,053	$73,327	$310,374	$322,426	$3,292	$3,631
Service cost	—	—	1,608	1,786	10	14
Interest cost	2,542	2,597	8,810	9,454	155	153
Participant contributions	—	—	22	23	—	—
Actuarial (gains) losses	(4,109)	(3,723)	51,479	7,928	(26)	(183)
Plan amendments	—	—	—	316	—	—
Benefit payments	(2,930)	(5,148)	(9,219)	(8,887)	(222)	(186)
Plan curtailments	—	—	(56)	—	—	—
Plan settlements	(2,899)	—	—	—	—	—
Effect of foreign currency exchange rate changes	—	—	(39,322)	(22,672)	51	(137)
Benefit obligations ending balance	$59,657	$67,053	$323,696	$310,374	$3,260	$3,292
Reconciliation of Fair Value of Plan Assets:
Beginning balance	$60,853	$66,050	$204,398	$216,564
Actual return on plan assets	4,187	(157)	32,785	3,808
Employer contributions	99	108	5,225	5,827
Participant contributions	—	—	22	23
Plan settlements	(2,899)	—	—	—
Benefit payments	(2,930)	(5,148)	(9,219)	(8,887)
Effect of foreign currency exchange rate changes	—	—	(30,276)	(12,937)
Fair value of plan assets ending balance	$59,310	$60,853	$202,935	$204,398
Funded Status as of Period End	$(347)	$(6,200)	$(120,761)	$(105,976)	$(3,260)	$(3,292)

Amounts recognized as a component of accumulated other comprehensive (loss) income at December 31, 2016 and 2015 that have not been recognized as a component of net periodic benefit cost are presented in the following table:
	U.S. Pension Plans		Non-U.S. Pension Plans		Other Postretirement Benefits
	2016	2015	2016	2015	2016	2015
Net actuarial losses (gains)	$2,435	$6,429	$78,868	$60,541	$(250)	$(221)
Prior-service cost	—	—	(4)	55	—	—
Amounts included in accumulated other comprehensive (loss) income	$2,435	$6,429	$78,864	$60,596	$(250)	$(221)

For defined benefit pension plans, the Company estimates that $4.8 million of net losses and $0.0 million of prior service costs will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost during the year ending December 31, 2017. For other postretirement benefit plans, the Company estimates no net losses and prior service costs will be amortized from accumulated other comprehensive (loss) income into net periodic benefit cost during the year ending December 31, 2017.

Total pension and other postretirement benefit liabilities are included in the following captions in the Consolidated Balance Sheets at December 31, 2016 and 2015:
	2016	2015
Accrued liabilities	$(1,658)	$(1,404)
Pension and other postretirement benefits	(122,710)	$(114,065)
Total pension and other postretirement benefit liability	$(124,368)	$(115,469)

The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2016 and 2015:
	U.S. Pension Plans		Non-U.S. Pension Plans
	2016	2015	2016	2015
Projected benefit obligations	$1,052	$67,053	$311,870	$309,667
Accumulated benefit obligation	$1,052	$67,053	$307,201	$302,540
Fair value of plan assets	$—	$60,853	$193,300	$203,651

The accumulated benefit obligation for all U.S. defined benefit pension plans was $59.7 million and $67.1 million at December 31, 2016 and 2015, respectively. The accumulated benefit obligation for all non-U.S. defined benefit pension plans was $316.8 million and $303.2 million at December 31, 2016 and 2015, respectively.

The following table provides the components of net periodic benefit cost and other amounts recognized in other comprehensive (loss) income, before income tax effects, for the years ended December 31, 2016, 2015 and 2014:
	U.S. Pension Plans
	2016	2015	2014
Net Periodic Benefit Cost (Income):
Service cost	$—	$—	$—
Interest cost	2,542	2,597	2,861
Expected return on plan assets	(4,427)	(4,812)	(4,768)
Amortization of prior-service cost	—	—	—
Amortization of net loss	1	1	—
Net periodic benefit income	(1,884)	(2,214)	(1,907)
Loss due to settlement	124	—	—
Total net periodic benefit income recognized	$(1,760)	$(2,214)	$(1,907)
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial (gain) loss	$(3,869)	$1,246	$7,287
Amortization of net actuarial loss	(125)	(1)	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	—	—	—
Total recognized in other comprehensive (loss) income	$(3,994)	$1,245	$7,287
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$(5,754)	$(969)	$5,380
	Non-U.S. Pension Plans
	2016	2015	2014
Net Periodic Benefit Cost (Income):
Service cost	$1,608	$1,786	$1,400
Interest cost	8,810	9,454	11,729
Expected return on plan assets	(10,885)	(12,984)	(12,904)
Amortization of prior-service cost	32	15	11
Amortization of net loss	2,819	1,602	—
Net periodic benefit cost (income)	$2,384	$(127)	$236
Loss due to curtailments	25	—	—
Total net periodic benefit cost (income) recognized	$2,409	$(127)	$236
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial loss	$29,523	$17,104	$43,456
Amortization of net actuarial loss	(2,819)	(1,602)	—
Prior service cost	—	316	174
Amortization of prior service cost	(58)	(15)	(11)
Effect of foreign currency exchange rate changes	(8,379)	(4,038)	(3,556)
Total recognized in other comprehensive (loss) income	$18,267	$11,765	$40,063
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$20,676	$11,638	$40,299

	Other Postretirement Benefits
	2016	2015	2014
Net Periodic Benefit Cost:
Service cost	$10	$14	$16
Interest cost	155	153	183
Expected return on plan assets	—	—	—
Amortization of prior-service cost	—	—	—
Amortization of net loss	—	—	—
Net periodic benefit cost	$165	$167	$199
Loss due to curtailments or settlements	—	—	—
Total net periodic benefit cost recognized	$165	$167	$199
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Loss) Income:
Net actuarial gain	$(26)	$(183)	$(138)
Amortization of net actuarial loss	—	—	—
Prior service cost	—	—	—
Amortization of prior service cost	—	—	—
Effect of foreign currency exchange rate changes	(3)	5	1
Total recognized in other comprehensive (loss) income	$(29)	$(178)	$(137)
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$136	$(11)	$62

The discount rate selected to measure the present value of the Company’s benefit obligations was derived by examining the rates of high-quality, fixed income securities whose cash flows or duration match the timing and amount of expected benefit payments under a plan. The Company selects the expected long-term rate of return on plan assets in consultation with the plans’ actuaries. This rate is intended to reflect the expected average rate of earnings on the funds invested or to be invested to provide plan benefits and the Company’s most recent plan assets target allocations. The plans are assumed to continue in force for as long as the assets are expected to be invested. In estimating the expected long-term rate of return on plan assets, appropriate consideration is given to historical performance of the major asset classes held or anticipated to be held by the plans and to current forecasts of future rates of return for those asset classes. Because assets are held in qualified trusts, expected returns are not adjusted for taxes.

The following weighted-average actuarial assumptions were used to determine net periodic benefit cost for the years ended December 31, 2016, 2015, and 2014:
	Pension Benefits - U.S. Plans
	2016	2015	2014
Discount rate	4.1%	3.8%	4.5%
Expected long-term rate of return on plan assets	7.75%	7.75%	7.75%
	Pension Benefits - Non-U.S. Plans
	2016	2015	2014
Discount rate	3.3%	3.1%	4.2%
Expected long-term rate of return on plan assets	6.2%	6.2%	6.3%
Rate of compensation increases	2.9%	3.0%	3.0%
	Other Postretirement Benefits
	2016	2015	2014
Discount rate	4.7%	4.5%	5.1%

The following weighted-average actuarial assumptions were used to determine benefit obligations for the years ended December 31, 2016, 2015, and 2014:
	Pension Benefits - U.S. Plans
	2016	2015	2014
Discount rate	4.0%	4.1%	3.8%
	Pension Benefits - Non-U.S. Plans
	2016	2015	2014
Discount rate	2.3%	3.3%	3.1%
Rate of compensation increases	2.8%	2.9%	3.0%
	Other Postretirement Benefits
	2016	2015	2014
Discount rate	4.7%	4.7%	4.5%

The following actuarial assumptions were used to determine other postretirement benefit plans costs and obligations for the years ended December 31, 2016, 2015, and 2014.
	Other Postretirement Benefits
	2016	2015	2014
Healthcare cost trend rate assumed for next year	8.7%	8.7%	9.9%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	8.7%	8.7%	8.1%
Year that the date reaches the ultimate trend rate	2018	2017	2016

The following table provides the effects of a one-percentage-point change in assumed healthcare cost trend rates as of December 31, 2016:
	1% Increase	1% Decrease
Effect on total of service and interest cost components of net periodic benefit cost - increase (decrease)	$4	$(4)
Effect on the postretirement benefit obligations - increase (decrease)	$43	$(37)

The following table reflects the estimated benefit payments for the next five years and for the years 2022 through 2026. The estimated benefit payments for the non-U.S. pension plans were calculated using foreign exchange rates as of December 31, 2016.
	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans
2017	$4,580	$8,391	$260
2018	$4,814	$8,157	$254
2019	$4,800	$9,287	$248
2020	$4,565	$10,247	$242
2021	$4,803	$10,443	$235
Aggregate 2022-2026	$21,124	$60,655	$1,080

In 2017, the Company expects to contribute approximately $0.1 million to the U.S. pension plans and approximately $5.8 million to the non-U.S. pension plans.

Plan Asset Investment Strategy

The Company’s overall investment strategy and objectives for its pension plan assets is to (i) meet current and future benefit payment needs through diversification across asset classes, investing strategies and investment managers to achieve an optimal balance between risk and return and between income and growth of assets through capital appreciation, (ii) secure participant retirement benefits, (iii) minimize reliance on contributions as a source of benefit security, and (iv) maintain sufficient liquidity to pay benefit obligations and proper expenses.

The composition of the actual investments in various securities changes over time based on short and long-term investment opportunities. None of the plan assets of Gardner Denver’s defined benefit plans are invested in the Company’s common stock. The Company uses both active and passive investment strategies.

Plan Asset Risk Management

The Company’s Benefits Committee, with oversight from the Audit Committee of the Board of Directors, is responsible for the ongoing monitoring and review of the investment program including plan asset performance, current trends and developments in capital markets, and appropriateness of the overall investment strategy. The Benefits Committee meets regularly with representatives of the Company’s investment advisor to consider potential changes in the plan asset allocation and monitor the performance of investment managers.

The target financial objectives for the pension plans are established in conjunction with periodic comprehensive reviews of each plan’s liability structure. The Company’s asset allocation policy is based on detailed asset and liability model (“ALM”) analyses. A formal ALM study of each major plan is undertaken every 2-5 years or whenever there has been a material change in plan demographics, benefit structure, or funded status. In order to determine the recommended asset allocation, the advisors model varying return and risk levels for different theoretical portfolios, using a relative measure of excess return over treasury bills, divided by the standard deviation of the return (the “Sharpe Ratio”). The Sharpe Ratio for different portfolio options was used to compare each portfolio’s potential return, on a risk-adjusted basis. The Company selected a recommended portfolio that achieved the targeted composite return with the least amount of risk.

The Company’s primary pension plans are in the U.S. and UK which together comprise approximately 76% of the total benefit obligations and 90% of total plan assets as of December 31, 2016. The following table presents the long-term target allocations for these two plans as of December 31, 2016:
	U.S. Plan	UK Plan
Asset category:
Cash and cash equivalents	1%	4%
Equity	52%	50%
Fixed income	37%	26%
Real estate and other	10%	20%
Total	100%	100%

Fair Value Measurements

The following tables present the fair values of the Company’s pension plan assets at December 31, 2016 and 2015 by asset category within the ASC 820 hierarchy (as defined in Note 17 Fair Value Measurements):
	December 31, 2016
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV(5)	Total
Asset Category
Cash and cash equivalents(1)	$1,901	$—	$—	$—	$1,901
Equity funds:
U.S. large-cap	—	9,615	—	18,224	27,839
U.S. mid-cap and small-cap	—	—	—	2,940	2,940
International(2)	15,317	63,634	—	41,496	120,447
Total equity funds	15,317	73,249	—	62,660	151,226
Fixed income funds:
Corporate bonds - domestic	—	—	—	12,083	12,083
Corporate bonds - international	—	17,997	—	—	17,997
UK index-linked gilts	—	30,477	—	—	30,477
Diversified domestic securities	—	—	—	9,472	9,472
Total fixed income funds	—	48,474	—	21,555	70,029
Other types of investments:
U.S. real estate(3)	—	—	—	6,297	6,297
International real estate(3)	—	18,634	—	—	18,634
Other(4)	—	—	14,158	—	14,158
Total	$17,218	$140,357	$14,158	$90,512	$262,245
	December 31, 2015
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Investments Measured at NAV(5)	Total
Asset Category
Cash and cash equivalents(1)	$2,445	$—	$—	$—	$2,445
Equity funds:
U.S. large-cap	—	10,330	—	18,680	29,010
U.S. mid-cap and small-cap	—	—	—	3,010	3,010
International(2)	16,752	67,226	—	40,519	124,497
Total equity funds	16,752	77,556	—	62,209	156,517
Fixed income funds:
Corporate bonds - domestic	—	—	—	14,750	14,750
Corporate bonds - international	—	19,705	—	—	19,705
UK index-linked gilts	—	27,320	—	—	27,320
Diversified domestic securities	—	—	—	9,769	9,769
Total fixed income funds	—	47,025	—	24,519	71,544
Other types of investments:
U.S. real estate(3)	—	—	—	4,133	4,133
International real estate(3)	—	17,753	—	—	17,753
Other(4)	—	—	12,859	—	12,859
Total	$19,197	$142,334	$12,859	$90,861	$265,251

(1)
Cash and cash equivalents consist of traditional domestic and foreign highly liquid short-term securities with the goal of providing liquidity and preservation of capital while maximizing return on assets.

(2)
The International category consists of investment funds focused on companies operating in developed and emerging markets outside of the U.S. These investments target broad diversification across large and mid/small-cap companies and economic sectors.

(3)	U.S. and International real estate consists primarily of equity and debt investments made, directly or indirectly, in various interests in unimproved and improved real properties.
(4)
Other investments consist of insurance and reinsurance contracts securing the retirement benefits. The fair value of these contracts was calculated at the discount value of premiums paid by the Company, less expenses charged by the insurance providers. The insurance providers with which the Company has placed these contracts are well-known financial institutions with an established history of providing insurance services.

(5)
The Company adopted ASU 2015-07 “Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (Or Its Equivalent).” Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The prior year fair value hierarchy was reclassified to conform to the current year’s presentation.

Defined Contribution Plans

The Company also sponsors defined contribution plans at various locations throughout the world. Benefits are determined and funded regularly based on terms of the plans or as stipulated in a collective bargaining agreement. The Company’s full-time salaried and hourly employees in the U.S. are eligible to participate in Company-sponsored defined contribution savings plans, which are qualified plans under the requirements of Section 401(k) of the Internal Revenue Code. The Company’s contributions to the savings plans are in the form of cash. The Company’s total contributions to all worldwide defined contribution plans for the years ended December 31, 2016, 2015, and 2014 were $12.8 million, $17.2 million, and $18.1 million respectively.

Other Benefit Plans

The Company offers a long-term service award program for qualified employees at certain of its non-U.S. locations. Under this program, qualified employees receive a service gratuity (“Jubilee”) payment once they have achieved a certain number of years of service. The Company’s actuarially calculated obligation equaled $3.5 million and $3.8 million at December 31, 2016 and 2015, respectively.

There are various other employment contracts, deferred compensation arrangements, covenants not to compete, and change in control agreements with certain employees and former employees. The liabilities associated with such arrangements are not material to the Company’s consolidated financial statements.